Other Non-Current Assets - Schedule of Other Non-Current Assets (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013		Dec. 31, 2012
Statement Of Financial Position [Abstract]
Capitalized loan origination fees	$ 82,375		$ 83,236
Prepaid royalty	26,148		26,187
Advance payment to non state pension fund	17,177		15,934
Intangible assets, net	12,860		16,441
Deferred assets from sale and lease back	11,582		13,574
Prepaid bonds	5,310		5,252
Other	3,936		5,212
Total other non-current assets	$ 159,388	[1]	$ 165,836	[1]

[1]	See Note 12